Income and Other Taxes Payable (Tables)	9 Months Ended
Sep. 30, 2024
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable	Income and other taxes payable are comprised of the following:
	September 30, 2024	December 31, 2023

Taxes payable in installments	57,977	67,980
PIS / COFINS tax payable	16,501	32,835
ICMS / VAT / GST tax payable	43,596	35,335
Withholding income taxes	7,850	10,527
IPTU and others	94,260	91,693
Subtotal	220,184	238,370
Income taxes payable	166,781	83,247
Total	386,965	321,617

Breakdown:
Current liabilities	301,059	227,249
Non-current liabilities	85,906	94,368
	386,965	321,617